Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 102,949	€ 103,756
Short-term investments	20,401	16,080
Trade receivables and others	48,447	18,420
Total current assets	171,797	138,256
Non-current assets
Intangible assets	43,260	44,192
Property and equipment	9,556	10,174
Non-current financial assets	34,806	39,878
Other non-current assets	149	148
Trade receivables and others - non-current	13,084	29,821
Deferred tax asset	7,778	5,028
Total non-current assets	108,633	129,241
Total assets	280,430	267,496
Current liabilities
Trade payables and others	18,667	28,573
Collaboration liabilities – current portion	14,167	7,418
Financial liabilities – current portion	30,851	30,748
Deferred revenue – current portion	9,094	12,500
Provisions - current portion	782	647
Total current liabilities	73,561	79,886
Non-current liabilities
Collaboration liabilities – non-current portion	58,954	32,997
Financial liabilities – non-current portion	12,523	13,503
Defined benefit obligations	2,696	2,975
Deferred revenue – non-current portion	8,333	25,413
Provisions - non-current portion	253	253
Deferred tax liabilities	7,778	5,028
Total non-current liabilities	90,537	80,169
Shareholders’ equity
Share capital	3,988	3,978
Share premium	377,998	375,220
Retained earnings	(272,241)	(219,404)
Other reserves	284	456
Net income (loss)	6,303	(52,809)
Total shareholders’ equity	116,333	107,440
Total liabilities and shareholders’ equity	€ 280,430	€ 267,496